Trade Receivables and Other Account Receivables (Details) - Schedule of Movement in the Allowance for Expected Credit Losses - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Movement in the Allowance for Expected Credit Losses [Abstract]
Balance beginning	$ 22,882	$ 25,268	$ 27,560
Balance ending	9,663	22,882	25,268
Additions	23,387	30,802	39,615
Reversal of allowance for expected credit losses	(18,010)	(26,093)	(31,588)
Write-off of receivables	(12,333)	(4,976)	(10,049)
Effect of exchange difference from translation into reporting currency	$ (6,263)	$ (2,119)	$ (270)